SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
Schedule of Reconciliation of Operating Profit or Loss from Segments to Consolidated

	Year Ended December 31,
	2023	2022	2021
Segment operating income (loss)	(19,813)	(4,257)	(1,612)
Financial income (expense), net	1,079	236	145
Foreign Currency exchange (losses) gains, net	(1,799)	1,925	2,360
Income tax (expense) benefit	(644)	(837)	(193)
Consolidated net income (loss)	(21,178)	(2,933)	700

Schedule of Segment Reporting Information, by Segment

	HIFU	ESWL	DISTRIB	Reconciling	Total
2023	Division	Division	Division	Items	consolidated
Sales of goods	13,510	3,844	24,980	—	42,333
Sales of RPPs & leases	4,935	955	286	—	6,176
Sales of spare parts and services	2,152	5,109	4,653	—	11,914
Total sales	20,596	9,908	29,919	—	60,423
External other revenues	—	—	—	—	—
Total revenues	20,596	9,908	29,919	—	60,423
Total COS	(10,112)	(6,268)	(19,632)	—	(36,012)
Gross profit	10,484	3,640	10,287	—	24,411
R&D expenses	(5,755)	(764)	(444)	—	(6,963)
Selling and marketing expenses	(13,524)	(1,636)	(7,466)	—	(22,626)
G&A expenses	(5,983)	(1,471)	(2,625)	(4,556)	(14,634)
Total expenses	(25,262)	(3,871)	(10,535)	(4,556)	(44,224)
Operating income (loss) from operations	(14,778)	(232)	(248)	(4,556)	(19,813)
Total Assets	22,443	12,798	31,400	24,908	91,548
Capital expenditures	3,577	288	479	—	4,344
Non-current assets	6,516	2,105	4,448	—	13,069
Goodwill	645	496	1,271	—	2,412

	HIFU	ESWL	DISTRIB	Reconciling	Total
2022	Division	Division	Division	Items	consolidated
Sales of goods	9,437	4,880	24,145	—	38,462
Sales of RPPs & leases	4,287	1,058	272	—	5,617
Sales of spare parts and services	1,909	5,630	3,491	—	11,030
Total sales	15,634	11,568	27,907	—	55,108
External other revenues	—	—	—	—	—
Total revenues	15,634	11,568	27,907	—	55,108
Total COS	(6,788)	(6,732)	(17,396)	—	(30,916)
Gross profit	8,846	4,836	10,511	—	24,193
R&D expenses	(3,525)	(950)	(444)	—	(4,920)
Selling and marketing expenses	(8,083)	(1,887)	(6,409)	—	(16,379)
G&A expenses	(2,131)	(1,077)	(1,690)	(2,254)	(7,152)
Total expenses	(13,739)	(3,914)	(8,543)	(2,254)	(28,450)
Operating income (loss) from operations	(4,894)	922	1,968	(2,254)	(4,257)
Total Assets	16,293	12,997	26,407	45,426	101,123
Capital expenditures	1,715	307	356	—	2,378
Non-current assets	4,269	2,149	4,187	—	10,605
Goodwill	645	496	1,271	—	2,412

	HIFU	ESWL	DISTRIB	Reconciling	Total
2021	Division	Division	Division	Items	consolidated
Sales of goods	4,515	4,236	20,289	—	29,040
Sales of RPPs & leases	3,679	1,022	267	—	4,968
Sales of spare parts and services	1,715	5,758	2,578	—	10,052
Total sales	9,910	11,016	23,134	—	44,060
External other revenues	6	—	—	—	6
Total revenues	9,915	11,016	23,134	—	44,065
Total COS	(5,311)	(6,080)	(14,252)	—	(25,643)
Gross profit	4,604	4,936	8,882	—	18,422
R&D expenses	(2,238)	(835)	(329)	—	(3,402)
Selling and marketing expenses	(3,910)	(2,048)	(4,774)	—	(10,732)
G&A expenses	(1,481)	(1,161)	(1,355)	(1,904)	(5,900)
Total expenses	(7,630)	(4,043)	(6,458)	(1,904)	(20,034)
Operating income (loss) from operations	(3,025)	893	2,424	(1,904)	(1,612)
Total Assets	13,597	13,596	25,344	24,690	77,226
Capital expenditures	1,234	141	261	—	1,636
Non-current assets	3,689	2,185	3,971	—	9,845
Goodwill	645	496	1,271	—	2,412